Consolidated Statements of Changes in Equity Statement - USD ($) shares in Millions, $ in Millions	Total	Additional Paid-in Capital [Member]	Net Parent Investment [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2011	$ 662.2	$ 0.0	$ 663.7	$ 0.0	$ 0.0	$ (1.5)
Net Income	155.2	0.0	155.2	0.0	0.0	0.0
Pension and postretirement liability adjustment	0.0
Foreign currency translation adjustments	0.9	0.0	0.0	0.0	0.0	0.9
Stock-based compensation expense	2.6	0.0	2.6	0.0	0.0	0.0
Net transfer (to)/from Parent and affiliates	(121.1)	0.0	(121.1)	0.0	0.0	0.0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2012	699.8	0.0	700.4	0.0	0.0	(0.6)
Net Income	89.5	0.0	89.5	0.0	0.0	0.0
Pension and postretirement liability adjustment	0.0
Foreign currency translation adjustments	0.2	0.0	0.0	0.0	0.0	0.2
Stock-based compensation expense	2.8	0.0	2.8	0.0	0.0	0.0
Net transfer (to)/from Parent and affiliates	8.5	0.0	8.5	0.0	0.0	0.0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2013	800.8	0.0	801.2	0.0	0.0	(0.4)
Net Income	104.4	$ 0.0	62.3	42.1	0.0	0.0
Pension and postretirement liability adjustment	(58.6)		0.0	0.0	0.0	(58.6)
Foreign currency translation adjustments	(1.2)	$ 0.0	0.0	0.0	0.0	(1.2)
Stock-based compensation expense	6.0	4.0	2.0	0.0	0.0	0.0
Dividends – $0.28 per share	(12.7)	0.0	0.0	(12.7)	0.0	0.0
Net transfer (to)/from Parent and affiliates	(62.0)	9.2	165.9	0.0	0.0	(237.1)
Reclassification of net parent investment to additional paid-in capital	0.0	1,031.4	(1,031.4)	0.0	0.0	0.0
Settlement of Assets and Liabilities from Timken	(9.2)
Stock option exercise activity	$ 6.1	$ 6.1	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Purchase of Treasury Stock	(30.6)	0.0	0.0	0.0	(30.6)	0.0
Adjustments Related to Tax Withholding for Share-based Compensation	$ (4.1)	$ 0.0	$ 0.0	$ 0.0	$ (4.1)	$ 0.0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2014	$ 748.1	$ 1,050.7	$ 0.0	$ 29.4	$ (34.7)	$ (297.3)